Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Net defined benefit asset / (liability)	$ (331)	$ (680)
Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	32,724	33,209
Defined benefit obligation from unfunded plans	518	586
Surplus / (deficit)	6,358	4,304
Net defined benefit asset / (liability)	(219)	(558)
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	27,398	27,728
Defined benefit obligation from unfunded plans	0	0
Plan assets	33,975	32,590
Surplus / (deficit)	6,577	4,862
Net defined benefit asset / (liability)	0	0
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	4,105	4,162
Defined benefit obligation from unfunded plans	0	0
Plan assets	4,297	4,149
Surplus / (deficit)	192	(13)
Net defined benefit asset / (liability)	192	(13)
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	1,222	1,319
Defined benefit obligation from unfunded plans	518	586
Plan assets	1,329	1,360
Surplus / (deficit)	(411)	(545)
Net defined benefit asset / (liability)	(411)	(545)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Net defined benefit asset / (liability)	(315)	(670)
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	20,806	21,100
Defined benefit obligation from unfunded plans	518	586
Surplus / (deficit)	3,497	2,181
Net defined benefit asset / (liability)	(219)	(558)
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	15,480	15,619
Defined benefit obligation from unfunded plans	0	0
Plan assets	19,196	18,358
Surplus / (deficit)	3,716	2,739
Net defined benefit asset / (liability)	0	0
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	4,105	4,162
Defined benefit obligation from unfunded plans	0	0
Plan assets	4,297	4,149
Surplus / (deficit)	192	(13)
Net defined benefit asset / (liability)	192	(13)
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Table]
Defined benefit obligation from funded plans	1,222	1,319
Defined benefit obligation from unfunded plans	518	586
Plan assets	1,329	1,360
Surplus / (deficit)	(411)	(545)
Net defined benefit asset / (liability)	$ (411)	$ (545)